PROVISIONS - Changes in Provisions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Changes in other provisions [abstract]
Beginning balance	€ 117	€ 121
Allowance	6	11
Amounts used	(7)	(9)
Unused amounts reversed	(4)	(9)
Unwinding of discounts and change in discount rates	(5)	(1)
Effects of changes in foreign exchange rates	4	4
Transfer		0
Ending balance	111	117
Current	21	20
Non-Current	90	97
Total Provisions	111	117
Close down and environmental remediation costs
Changes in other provisions [abstract]
Beginning balance	88	88
Allowance	3	4
Amounts used	(3)	(1)
Unused amounts reversed	0	(2)
Unwinding of discounts and change in discount rates	(5)	(1)
Effects of changes in foreign exchange rates	3	4
Transfer		(4)
Ending balance	86	88
Current	12	7
Non-Current	74	81
Total Provisions	86	88
Restructuring costs
Changes in other provisions [abstract]
Beginning balance	2	6
Allowance	0	3
Amounts used	(2)	(6)
Unused amounts reversed	0	(1)
Unwinding of discounts and change in discount rates	0	0
Effects of changes in foreign exchange rates	0	0
Transfer		0
Ending balance	0	2
Current	0	1
Non-Current	0	1
Total Provisions	0	2
Legal claims and other costs
Changes in other provisions [abstract]
Beginning balance	27	27
Allowance	3	4
Amounts used	(2)	(2)
Unused amounts reversed	(4)	(6)
Unwinding of discounts and change in discount rates	0	0
Effects of changes in foreign exchange rates	1	0
Transfer		4
Ending balance	25	27
Current	9	12
Non-Current	16	15
Total Provisions	€ 25	€ 27